Trade and other payables - Summary of Trade and other payable (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables
Trade payables	£ 171	£ 129
Accruals	842	844
Social security and other taxes	174	159
Other payables	487	517
Deferred income	2,297	2,368
Total	£ 3,971	£ 4,017